Promissory Note (Details Narrative) - M and T Bank [Member] - PPP Term Note [Member] - USD ($)	May 06, 2020	Apr. 21, 2020
Short-Term Debt [Line Items]
Repayment of loan	$ 330,505
CARES Act [Member]
Short-Term Debt [Line Items]
Principal amount		$ 330,505
Interest rate percentage		1.00%